DERIVATIVE INSTRUMENTS - Schedule of Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (502)	$ (63)	$ (249)
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	194	686	304
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	314	556	109
Derivatives not designated as hedging instruments: | Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0	1	0
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(84)	31	39
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(41)	58	0
Derivatives not designated as hedging instruments: | Interest rate options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0	26	139
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	5	(3)	7
Derivatives not designated as hedging instruments: | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 0	$ 17	$ 10